Segment Information - Revenue by geographic region (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	$ 512,279	$ 616,494	$ 689,355
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	17,487	14,622	20,157
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	141,464	127,521	144,846
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	99,636	225,366	283,275
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	241,852	247,033	234,688
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue per geographic region	$ 11,840	$ 1,952	$ 6,389